Financial risk management - Summary of Expected Loss by Post-Model Adjustments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	S/ 2,105,246	S/ 3,042,574
Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	1,509,603	1,600,593
Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	505,447	1,132,286
Subsequent Adjustments to the Model Macro-economic Forecasts [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	90,196	309,695
Commercial loans
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	383,770
Commercial loans | Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	283,243
Commercial loans | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	60,686
Commercial loans | Subsequent Adjustments to the Model Macro-economic Forecasts [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	39,841
Mortgage loans [member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	155,200	187,979
Mortgage loans [member] | Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	145,947	80,858
Mortgage loans [member] | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	4,109	101,871
Mortgage loans [member] | Subsequent Adjustments to the Model Macro-economic Forecasts [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	5,144	5,250
Consumer
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	1,401,681	2,413,471
Consumer | Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	983,592	1,166,308
Consumer | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	381,489	948,819
Consumer | Subsequent Adjustments to the Model Macro-economic Forecasts [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	36,600	298,344
Corporate
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure		213,243
Corporate | Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure		191,256
Corporate | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure		2,467
Corporate | Subsequent Adjustments to the Model Macro-economic Forecasts [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure		19,520
Small and micro-business loans [member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	164,595	227,881
Small and micro-business loans [member] | Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	96,821	162,171
Small and micro-business loans [member] | Subsequent Adjustments to the Model [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	59,163	79,129
Small and micro-business loans [member] | Subsequent Adjustments to the Model Macro-economic Forecasts [Member]
Disclosure Of Detailed Information About Expected Credit Loss After Model And Post Model Adjustments [Line Items]
Credit exposure	S/ 8,611	S/ (13,419)